Condensed Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Revenues	₪ 382	₪ 201	₪ 450
Cost of revenues	(267)	(165)	(288)
Gross profit	115	36	162
Research and development expenses, net	(10,184)	(8,854)	(18,847)
Selling and marketing expenses	(481)	(1,677)	(2,431)
General and administrative expenses	(2,511)	(2,690)	(5,149)
Operating loss	(13,061)	(13,185)	(26,265)
Financing expenses	(869)	(117)	(228)
Financing income	2,030	1	3
Financing income (expenses), net	1,161	(116)	(225)
Loss for the period	(11,900)	(13,301)	(26,490)
Comprehensive loss for the period	₪ (11,900)	₪ (13,301)	₪ (26,490)
Basic and diluted loss per share (in New Shekels per share)	₪ (1.15)	₪ (1.68)	₪ (3.33)
Weighted average of number of shares used to calculate the basic and diluted loss per share (in Shares)	10,334,303	7,935,366	7,960,239